Deferred income tax - Deferred tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements of deferred tax assets
Deferred tax assets, Opening balance	¥ 423,786	¥ 355,303	¥ 370,040
Acquisition of subsidiary (Note 35)		4,625	7,857
Recognized in the profit or loss	140,776	63,858	(22,594)
Deferred tax assets, Closing balance	564,562	423,786	355,303
Tax losses
Movements of deferred tax assets
Deferred tax assets, Opening balance	180,142	123,327	294,604
Acquisition of subsidiary (Note 35)		4,625	7,857
Recognized in the profit or loss	132,766	52,190	(179,134)
Deferred tax assets, Closing balance	312,908	180,142	123,327
Accelerated amortization of intangible assets
Movements of deferred tax assets
Deferred tax assets, Opening balance	218,056	208,708	57,203
Recognized in the profit or loss	(6,021)	9,348	151,505
Deferred tax assets, Closing balance	212,035	218,056	208,708
Contract liabilities
Movements of deferred tax assets
Deferred tax assets, Opening balance	7,618	13,144	6,551
Recognized in the profit or loss	3,878	(5,526)	6,593
Deferred tax assets, Closing balance	11,496	7,618	13,144
Others
Movements of deferred tax assets
Deferred tax assets, Opening balance	17,970	10,124	11,682
Recognized in the profit or loss	10,153	7,846	(1,558)
Deferred tax assets, Closing balance	¥ 28,123	¥ 17,970	¥ 10,124